Notes payable - Summary of Note Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Notes payables	¥ 5,536	¥ 5,062